Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 401K - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,277,911	$ 1,194,074
EBP, Employer Contribution, Receivable	1,109	2,020
EBP, Participant Contribution, Receivable	0	1,412
EBP, Note Receivable from Participant	22,256	20,283
EBP, Net Asset Available for Benefit	$ 1,301,276	$ 1,217,789